Related Party Transactions - Summary of Related Party Transactions (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Related Party Transactions [Abstract]
Net sales	$ 6,025	$ 20,002	$ 23,358
Accounts receivable	3,961	7,589
Prepaid expenses and other current assets	25,429	13,697
Other long-term assets	9,594	16,830
Accounts payable	4,050	1,775
Accrued and other current liabilities	$ 1,380	$ 15,404